THE GROUP AND ITS OPERATIONS	12 Months Ended
Jun. 30, 2021
THE GROUP AND ITS OPERATIONS [Abstract]
THE GROUP AND ITS OPERATIONS

1.        THE GROUP AND ITS OPERATIONS

IBEX Holdings Limited “the Holding Company”, was incorporated on February 28, 2017 and changed its name to IBEX Limited on September 11, 2019. IBEX Limited is hereinafter also referred to as “the Holding Company”. The registered office of the Holding Company is situated at Crawford House, 50 Cedar Avenue, Hamilton HM 11, Bermuda, which is also the principal place of business of the Holding Company. “The Group” or the “Company” refers to the Holding Company and its subsidiaries. The Holding Company is controlled by and majority owned by The Resource Group International Limited (“TRGI”) (the “Controlling Shareholder”), of which TRG Pakistan Limited holds a majority interest in TRGI. On August 7, 2020, the Group was admitted to trade on the Nasdaq Global Market on the same date under the ticker symbol “IBEX”. These consolidated financial statements of the Holding Company as of June 30, 2021 and 2020 and for the years ended June 30, 2021, 2020 and 2019 (hereafter the financial year) comprise the financial statements of IBEX Limited and its subsidiaries.

The Group is a leading end-to-end provider of technology-enabled customer lifecycle experience (“CLX”) solutions. Through the Group’s integrated CLX platform, a comprehensive portfolio of solutions is offered to optimize customer acquisition, engagement, expansion and experience for clients. The Group leverages sophisticated technology and proprietary analytics, in combination with its global contact and delivery center footprint and business process outsourcing expertise, to protect and enhance clients’ brands. The Group manages over 100 million interactions each year with consumers on behalf of clients through an omni-channel approach, using voice, web, chat and email.

On June 26, 2019, the Holding Company transferred the shares of Etelequote Limited (ETQ) to the parent company TRGI. The disposal of ETQ is described in Note 30.2.

The financial position of the Group, its cash, liquidity position and borrowing facilities are described in Note 10, Note 22.3 and Note 13 respectively to the consolidated financial statements. In addition, Notes 22 and 24 to the consolidated financial statements include the Group’s objectives, policies and processes for managing its capital; financial risk management objectives; details of financial instruments; exposures to credit risk, market risks and liquidity risks.

Going Concern

For the year ended June 30, 2021, the Group has a net income of $2.8 million, net cash generated from operating activities of $25.9 million and an accumulated deficit of $110.7 million. Current assets exceed current liabilities by $35.7 million as of June 30, 2021 of which $26.7 million is associated with borrowings, including line of credit which was drawn to $22.3 million at June 30, 2021 (See Note 13.2). The Group has cash and cash equivalents of $57.8 million as of June 30, 2021.

The accompanying consolidated financial statements have been prepared assuming that the Group will continue as a going concern for at least a period of twelve months from the date of approval of these consolidated financial statements. This basis of accounting contemplates the recovery of the Group’s assets and the satisfaction of liabilities in the normal course of business.

The Company incurred non-recurring expenses of $8.3 million primarily in the form of transportation expenses for year ended June 30, 2021 due to the COVID-19 (the Pandemic). However, the Company believes that its liquidity and operating cash flow will be sufficient to absorb additional costs for a period of at least 12 months from date of approval of the consolidated financial statements. Refer to Note 24 for capital risk management and initial public offering (IPO) respectively.

The Group believes that the Pandemic presents both medium term risks and opportunities for our business. In terms of risks, any weakening of the economy could have an overall impact on the level of consumer demand for goods and services, with knock-on effect on the demand from consumer-facing businesses for customer support. On the other hand, our client base has a heavy preponderance of companies that either provide online services or are enablers of the online economy, and a prolongation of consumer online activity due to the Pandemic is likely to result in continued demand for services from our clients.

In August 2020, we detected a ransomware attack that briefly impacted a portion of our information technology systems. At no time did the attack impact our business operations or accounting systems, but the unauthorized access included the exfiltration of certain non-production data files from a file server in our backup data center. In conjunction with our containment activities, we launched an investigation, notified our insurance broker and carrier, and engaged an incident response team and cybersecurity forensics firm. Through the date of issuance of these financial statements, this incident has not had a material financial impact on our business, however we may incur losses associated with claims by third parties, as well as fines, penalties and other sanctions imposed by regulators relating to or arising from the incident, which could have a material adverse impact on our business, financial condition or results of operations in future periods.

The Group’s forecasts and projections, taking account of reasonably possible changes in trading performance, show that the Group should be able to operate within the level of its current monetary facilities and plans. Management therefore has a reasonable expectation that the Group has adequate resources to continue its operational existence for a period of at least twelve months from the date of approval of these consolidated financial statements. Thus, they continue to adopt the going concern basis of accounting in preparation of these consolidated financial statements.

The Group is comprised of the Holding Company and the following direct subsidiaries with the location (country of incorporation and principal place of business), nature of business and ownership percentage:

			Ownership %
Description	Location	Nature of Business	2021	2020
Subsidiaries
IBEX Global Limited	Bermuda	Holding Company	100%	100%
DGS Limited	Bermuda	Holding Company	100%	100%
iSky Inc.	Bermuda	Holding Company	100%	100%

Please refer to Note 30 for the indirect subsidiaries of the Holding Company.